Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 08, 2021
Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 08, 2021
Document Effective Date	Oct. 11, 2021
Prospectus Date	Oct. 11, 2021
IQ Engender Equality ETF | IQ Engender Equality ETF
Prospectus:
Trading Symbol	EQUL